Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Awards: The Talent and Compensation Committee generally grants annual equity awards to NEOs and other members of management at the first regularly scheduled Talent and Compensation Committee meeting of the calendar year, usually held in February. Equity awards may be granted outside of the annual grant cycle in connection with events such as hiring, promotion or extraordinary performance or as part of a special retention effort. We do not currently grant stock options to our employees. The Talent and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. Further, the Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Method	Timing of Equity Awards: The Talent and Compensation Committee generally grants annual equity awards to NEOs and other members of management at the first regularly scheduled Talent and Compensation Committee meeting of the calendar year, usually held in February. Equity awards may be granted outside of the annual grant cycle in connection with events such as hiring, promotion or extraordinary performance or as part of a special retention effort. We do not currently grant stock options to our employees. The Talent and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. Further, the Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Talent and Compensation Committee generally grants annual equity awards to NEOs and other members of management at the first regularly scheduled Talent and Compensation Committee meeting of the calendar year, usually held in February. Equity awards may be granted outside of the annual grant cycle in connection with events such as hiring, promotion or extraordinary performance or as part of a special retention effort. We do not currently grant stock options to our employees. The Talent and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. Further, the Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false